September 20, 2013

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:                           Form N-14 regarding the reorganization of the Touchstone Enhanced ETF Fund (the “Acquired Fund”) into the Touchstone Aggressive ETF Fund (the “Acquiring Fund”), each a series of Touchstone Variable Series Trust (the “Trust”).

Ladies and Gentlemen:

On behalf of the Trust, we are filing for your review Form N-14 including the Notice of Special Meeting of Shareholders, Combined Proxy Statement/Prospectus, Statement of Additional Information, and relevant exhibits (collectively, the “Registration Statement”), with respect to the acquisition of assets of the Acquired Fund for shares of the Acquiring Fund.  Pursuant to Rule 488 under the Securities Act of 1933, as amended, the Registration Statement for the Trust filed herewith is expected to become automatically effective on or about Monday, October 21, 2013.

Also, in consideration of potential oral comments provided by the Staff of the Securities and Exchange Commission (the “Staff”), we would like to take this opportunity to provide some preliminary responses.

Prospectus/Proxy Statement

1.              The Staff requests that if the Acquiring Fund’s prospectus is being incorporated by reference then a copy of the Acquiring Fund’s prospectus accompany the proxy materials.

Preliminary Response: The Trust confirms that a copy of the Touchstone Aggressive ETF Fund’s prospectus will accompany the proxy materials.

2.              The Staff requests that the expense limitation agreement referred to in the footnotes to the fee tables be included as an exhibit to the Form N-14 filing.

Preliminary Response:  The form of Amended Schedule A, dated September 20, 2013, to the Expense Limitation Agreement dated April 29, 2012, is attached to the filing as an exhibit.

P.O. Box 9878 • Providence, RI 02940-8078

ph 800.543.0407 • TouchstoneInvestments.com

Touchstone Securities, Inc. • Member FINRA and SIPC

3.              Please identify any securities of the Acquired Fund listed in the Pro Forma Portfolio of Investments in the Statement of Additional Information that will be sold as a result of the Reorganization.

Preliminary Response:  Although a portion of the securities held by the Acquired Fund may be sold after the Reorganization takes place, the portfolio managers of the Acquiring Fund do not expect to identify such specific securities until after the Reorganization has occurred.

Statement of Additional Information

4.              Please provide the analysis supporting the identity of the surviving fund for accounting purposes and the calculation of performance, in accordance with the Staff’s position in North American Security Trust (pub. avail. Aug. 5, 1994).

Preliminary Response: Please see the requested analysis set forth in Exhibit A to this letter.

Power of Attorney

5.              Please include as an exhibit a power of attorney specific to this filing.

Preliminary Response: The Trust has included as an exhibit a power of attorney specific to this filing.

Please direct any comments or questions on this filing to the undersigned at (513) 629-2941.

Best regards,

/s/ Bo James Howell
Bo James Howell
Counsel

EXHIBIT A

“NAST” ACCOUNTING SURVIVOR ANALYSIS

	Touchstone Enhanced ETF Fund	Touchstone Aggressive ETF Fund
Net Assets (as of 07/24/13):	$11,316,953	$14,657,013
Inception date (for all classes):	07/16/2004	07/16/2004
Current Advisor:	Touchstone Advisors, Inc.	Touchstone Advisors, Inc.
Surviving Advisor:	Touchstone Advisors, Inc.	Touchstone Advisors, Inc.
Current Sub-Advisor:	Todd Asset Management LLC	Todd Asset Management LLC
Surviving Sub-Advisor:	Todd Asset Management LLC	Todd Asset Management LLC
Current Diversification:	Diversified	Diversified
Diversification after Merger:	Diversified	Diversified
Expense Caps:	0.75%	0.75%
Expense Limitation Agreement Expiration	4/29/14	4/29/14

With respect to the issue of which fund should be the accounting and performance survivor in the proposed merger of the Touchstone Enhanced ETF Fund into the Touchstone Aggressive ETF Fund (each a “Fund” and together, the “Funds”), it is the view of the registrant and its counsel that the accounting survivor of the merger should, for the reasons discussed below, be the Touchstone Aggressive ETF Fund.

The Securities and Exchange Commission (the “SEC”) staff has consistently held to the principles expressed in the North American Security Trust (“NAST”) no-action letter (pub. available Aug. 5, 1994) in analyzing which party to a merger should be deemed to be the accounting survivor.  In NAST, the staff stated that:

[i]n determining whether a surviving fund, or a new fund resulting from a reorganization, may use the historical performance of one of several predecessor funds, funds should compare the attributes of the surviving or new fund and the predecessor funds to determine which predecessor fund, if any, the surviving or new fund most closely resembles. Among other factors, funds should compare the various funds’ investment advisers; investment objectives, policies and restrictions; expense structures and expense ratios; asset size; and portfolio composition. These factors are substantially similar to the factors the staff considers in determining the accounting survivor of a business combination involving investment companies.

Based on the NAST factors described above, the Touchstone Aggressive ETF Fund should be considered the accounting and performance survivor. Each of the factors is analyzed below.

1.                                      Investment Adviser:

Both Funds are advised by Touchstone Advisors, Inc. (“Touchstone Advisors” or the “Adviser”).  Touchstone Advisors has engaged a sub-adviser to manage the investments for each of the Funds. Both Funds are currently managed by the Adviser in a similar manner. Although Touchstone Advisors has general supervisory responsibility as the investment adviser of the Funds, each Fund’s sub-adviser has sole discretion to buy and sell securities and implement investment strategies.  Todd Asset Management LLC (“Todd”) currently sub-advises both funds and will continue to sub-advise the surviving fund following the reorganization.

2.                                      Investment Objectives, Policies, and Restrictions:

The investment goals and the principal investment strategies of the Funds are substantially similar. The Enhanced ETF Fund seeks to provide investors with high capital appreciation.  The Aggressive ETF Fund seeks to provide investors with capital appreciation.

Each Fund invests primarily in the same group of funds of the iShares® Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e., volatility), while structuring the portfolio to optimize potential returns based on historical measures of how each asset class performs.  As employed by the Enhance ETF Fund, this methodology typically results in an allocation of approximately 94% of assets in stocks and 6% in bonds.  As employed by the Aggressive ETF Fund, this methodology typically results in an allocation of about 80% of assets in stocks and 20% in bonds.

In selecting a diversified portfolio of underlying funds for both the Enhanced ETF Fund and the Aggressive ETF Fund, Todd analyzes many factors, including the underlying fund’s investment objectives, total return, volatility, and expenses.  Both Funds will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Todd intends to rebalance both Funds’ assets annually in accordance with each Fund’s respective asset allocation model then in effect, but reserves the right to rebalance more or less frequently as it deems appropriate, depending on market conditions, investment experience, and other factors.

The group of underlying funds within the iShares® Trust that serve as investment options to both Funds is identical and listed below:

iShares® Trust: iShares Core Total U.S. Bond Market ETF

iShares® Trust: iShares MSCI EAFE Index Fund

iShares® Trust: iShares S&P MidCap 400 Value Index Fund

iShares® Trust: iShares S&P MidCap 400 Growth Index Fund

iShares® Trust: iShares S&P SmallCap 600 Value Index Fund

iShares® Trust: iShares S&P SmallCap 600 Growth Index Fund

iShares® Trust: iShares S&P 500 Value Index Fund

iShares® Trust: iShares S&P 500 Growth Index Fund

iShares® Trust: iShares Core S&P 500 ETF

Both Funds are classified as diversified under the 1940 Act.

Both Funds are currently managed in a substantially similar manner. Following the combination of the two Funds in the merger, the Touchstone Aggressive ETF Fund will continue seeking to provide investors with capital appreciation and select securities based on its current investment strategies.

3.                                      Expense Structures and Expense Ratios:

The expense cap of both the Touchstone Enhanced ETF Fund and the Touchstone Aggressive ETF Fund is 0.75%. The current expense limitation agreement for the Touchstone Enhanced ETF Fund and the Touchstone Aggressive ETF Fund will not expire until April 29, 2014 and December 15, 2014, respectively.  The expense cap structure of the Touchstone Aggressive ETF Fund subsequent to the merger will continue to be 0.75% and will remain in place until December 15, 2014. Effective as of August 23, 2013, the management fee of both the Touchstone Enhanced ETF Fund and the Touchstone Aggressive ETF Fund is the same tiered structure, ranging from 0.25% to 0.20% annualized and based on average daily net assets. The management fee subsequent to the merger will be that of the Touchstone Aggressive ETF Fund.

4.                                      Asset Size:

As of July 24, 2013, the net assets of each Fund are approximately as follows:

Touchstone Enhanced ETF Fund	$11 million
Touchstone Aggressive ETF Fund	$15 million

The Touchstone Aggressive ETF Fund is the larger fund.

5.                                      Portfolio Composition:

This factor is discussed above in analyzing difference in investment policies and restrictions. Both funds commenced operations in 2004.  The Board of Trustees (the “Board) is the same for both

Funds, and that same Board will remain as the Board of the Aggressive ETF Fund after the merger.  Touchstone Advisors will remain as the investment adviser after the merger.  Todd will remain as the sub-adviser after the merger.

In conclusion, the factors supporting the Touchstone Aggressive ETF Fund as the accounting survivor include the following:  (1) the surviving investment objective and policies, (2) asset size, and (3) portfolio composition.  All other factors were neutral including the fact that both Funds are advised by the same investment adviser, the same sub-adviser, and have the same advisory and sub-advisory fees, expense structure, and expense ratio.  Thus, the accounting and performance survivor of the merger should be the Touchstone Aggressive ETF Fund.